Note E - Premises and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leases, Rent Expense, Net, Total	$ 315	$ 344	$ 464